Customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits From Customers [Table]
Demand deposits	$ 180,822	$ 246,417
Retail savings / deposits	149,310	133,354
Sweep deposits	69,223	113,870
Time deposits	125,696	48,365
Customer deposits	525,051	542,007
UBS AG
Deposits From Customers [Table]
Demand deposits	182,307	247,299
Retail savings / deposits	149,310	133,354
Sweep deposits	69,223	113,870
Time deposits	126,331	50,312
Customer deposits	$ 527,171	$ 544,834